Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

17.       Subsequent Events

  New vessel construction contract: On January 8, 2014 the Company, through its new subsidiary Houk Shipping Company Inc., signed a shipbuilding contract with Yangzhou Dayang Shipbuilding Co., Ltd. and Shanghai Sinopacific International Trade Co., Ltd., for the construction of a Kamsarmax dry bulk vessel for a contract price of US$28,825. The Company expects to take delivery of the vessel in 2016.

  Loan agreement: On January 9, 2014, Taka and Fayo both entered into a loan agreement with Commonwealth Bank of Australia, London Branch, for which a commitment letter had been signed in 2013 (Note 9) for a loan facility of up to $18,000 for the vessels “Melite” and “Artemis”. The loan was drawn on January 13, 2014 and the Company paid a non-refundable arrangement fee of $135 on signing the agreement.

  Issuance of redeemable preferred stock: On February 24, 2014, the Company completed a public offering of 2,600,000 shares of Series B Cumulative Redeemable Perpetual Preferred Shares, par value $0.01 per share, at $25.00 per share. The net proceeds from the offering (after the underwriting discount and other offering expenses payable by the Company) are expected to be $62,590.

  Annual Incentive Bonus: On February 17, 2014 the Company's Board of Directors approved a cash bonus of $1,082, net of taxes and other withholdings, to all employees and executive management of the Company and 550,000 shares of restricted common stock awards to executive management and non-executive directors, pursuant to the Company's equity incentive plan. The fair value of the restricted shares is estimated at $6,859 and will be recognized in income ratably over three years, which is the restricted shares' vesting period.

  Vessel delivery: On February 20, 2014, the Company took delivery of hull H2528, named “Crystalia”, which was under construction at the China Shipbuilding Trading Company, Limited and Jiangnan Shipyard (Group) Co., Ltd (Note 5).

  Diana Enterprises Inc.: On March 4, 2014, the Brokerage Services Agreement between DSS and Diana Enterprises (Note 4(c)) was terminated and replaced by a new agreement. Diana Enterprises will continue to provide brokerage services for a period of fifteen months starting from January 1, 2014 and for a revised monthly fee of $104 payable quarterly in advance.